Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 6,282	$ 38,677	$ 58,805
Loss on disposal of the property and equipment	$ (53,765)		$ (49,702)